CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS - OPERATING ACTIVITIES
Net profit	$ 83,289	$ 88,073	$ 133,379
Income and expense items not involving cash flows:
Depreciation and amortization	240,531	214,474	214,391
Effect of exchange rate differences on debentures	6,645	10,294	(9,791)
Other expense (income), net	5,215	(4,293)	2,442
Changes in assets and liabilities:
Trade accounts receivable	(33,087)	27,317	(3,096)
Other current assets	(7,999)	(4,600)	11,260
Inventories	(2,891)	(21,021)	(26,344)
Trade accounts payable	(18,576)	(339)	(3,562)
Deferred revenue and customers' advances	(3,072)	(10,331)	2,625
Employee related liabilities and other current liabilities	347	(9,435)	(867)
Long-term employee related liabilities	3,936	(310)	(795)
Deferred tax, net and other long-term liabilities	2,223	1,491	(6,745)
Net cash provided by operating activities	276,561	291,320	312,897
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(313,656)	(191,396)	(210,192)
Proceeds related to sale and disposal of property and equipment	57,117	19,230	40,451
Investments in other assets	(1,450)	(413)	(14,536)
Deposits and marketable securities, net	(105,620)	(132,515)	(143,940)
Net cash used in investing activities	(363,609)	(305,094)	(328,217)
CASH FLOWS - FINANCING ACTIVITIES
Exercise of options, net	2,512	1,842	714
Proceeds from loans			98,990
Loans repayment			(142,285)
Principal payments on account of capital lease obligation	(25,364)	(19,402)	(5,554)
Debentures repayment	(38,335)
Net cash used in financing activities	(61,187)	(17,560)	(48,135)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	4,357	1,804	2,585
DECREASE IN CASH AND CASH EQUIVALENTS	(143,878)	(29,530)	(60,870)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	355,561	385,091	445,961
CASH AND CASH EQUIVALENTS - END OF PERIOD	211,683	355,561	385,091
NON-CASH ACTIVITIES:
Investments in property and equipment	35,271	39,184	28,052
Conversion of notes into share capital		22,600	58,586
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest	10,524	14,436	8,818
Cash paid during the period for interest	6,633	7,456	11,835
Cash paid for (received from) income taxes, net during the period	$ (2,436)	$ 13,026	$ 5,768